SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
Total short-term loans	$ 5,719,493	$ 2,509,890
China Construction Bank One [Member]
Short-Term Debt [Line Items]
Total short-term loans	36,639	179,847
Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	1,424,989	1,370,614
Beijing Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	854,993	822,368
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	142,499	137,061
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	1,139,991
Bohai Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	569,995
Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	569,995
Postal Savings Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	439,181
Qinnong Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans	498,746
Bank of Communication [Member]
Short-Term Debt [Line Items]
Total short-term loans	$ 42,465